PORTFOLIO OF INVESTMENTS – as of September 30, 2019 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)
Common Stocks – 38.9% of Net Assets
	Aerospace & Defense – 1.1%
4,601	Boeing Co. (The)	$1,750,542
809	Lockheed Martin Corp.	315,559
1,103	Northrop Grumman Corp.	413,393
1,375	United Technologies Corp.	187,715

		2,667,209

	Air Freight & Logistics – 0.2%
729	FedEx Corp.	106,121
2,364	United Parcel Service, Inc., Class B	283,254

		389,375

	Automobiles – 0.0%
2,560	General Motors Co.	95,949

	Banks – 1.6%
62,599	Bank of America Corp.	1,826,013
8,377	Citigroup, Inc.	578,683
9,530	JPMorgan Chase & Co.	1,121,586
6,031	Wells Fargo & Co.	304,203

		3,830,485

	Beverages – 0.6%
16,590	Coca-Cola Co. (The)	903,160
4,465	PepsiCo, Inc.	612,151

		1,515,311

	Biotechnology – 0.3%
3,256	Amgen, Inc.	630,069

	Capital Markets – 1.2%
1,620	BlackRock, Inc.	721,937
4,308	CME Group, Inc.	910,452
1,629	Moody’s Corp.	333,668
2,069	MSCI, Inc.	450,525
1,764	S&P Global, Inc.	432,145

		2,848,727

	Chemicals – 0.9%
1,652	Air Products & Chemicals, Inc.	366,513
4,320	CF Industries Holdings, Inc.	212,544
2	Dow, Inc.	95
2,258	DuPont de Nemours, Inc.	161,018
1,961	Ecolab, Inc.	388,356
2,638	Linde PLC	511,033
1,333	PPG Industries, Inc.	157,974
418	Sherwin-Williams Co. (The)	229,846

		2,027,379

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 0.7%
2,517	Cintas Corp.	$674,808
7,957	Waste Management, Inc.	915,055

		1,589,863

	Communications Equipment – 0.4%
19,453	Cisco Systems, Inc.	961,173

	Construction Materials – 0.1%
1,041	Vulcan Materials Co.	157,441

	Containers & Packaging – 0.1%
3,265	Ball Corp.	237,725

	Diversified Financial Services – 0.9%
9,913	Berkshire Hathaway, Inc., Class B(a)	2,062,102

	Diversified Telecommunication Services – 0.9%
13,412	AT&T, Inc.	507,510
27,126	Verizon Communications, Inc.	1,637,325

		2,144,835

	Electric Utilities – 0.8%
3,056	Alliant Energy Corp.	164,810
2,699	American Electric Power Co., Inc.	252,869
3,845	Duke Energy Corp.	368,582
5,881	Exelon Corp.	284,111
2,354	NextEra Energy, Inc.	548,458
8,299	PPL Corp.	261,336

		1,880,166

	Electrical Equipment – 0.2%
4,506	Eaton Corp. PLC	374,674

	Energy Equipment & Services – 0.1%
4,893	Schlumberger Ltd.	167,194

	Entertainment – 1.1%
1,567	Netflix, Inc.(a)	419,361
15,695	Walt Disney Co. (The)	2,045,372

		2,464,733

	Food & Staples Retailing – 1.4%
5,413	Costco Wholesale Corp.	1,559,539
10,320	Sysco Corp.	819,408
7,485	Walmart, Inc.	888,320

		3,267,267

	Food Products – 0.3%
1,494	McCormick & Co., Inc.	233,512
8,150	Mondelez International, Inc., Class A	450,858

		684,370

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – 1.2%
1,894	Abbott Laboratories	$158,471
2,297	Becton Dickinson and Co.	581,049
1,382	Cooper Cos., Inc. (The)	410,454
7,263	Danaher Corp.	1,048,995
3,271	Stryker Corp.	707,517

		2,906,486

	Health Care Providers & Services – 0.9%
2,234	Centene Corp.(a)	96,643
4,048	Quest Diagnostics, Inc.	433,257
6,762	UnitedHealth Group, Inc.	1,469,518

		1,999,418

	Hotels, Restaurants & Leisure – 0.7%
261	Chipotle Mexican Grill, Inc.(a)	219,363
2,241	Marriott International, Inc., Class A	278,713
3,316	McDonald’s Corp.	711,978
1,894	Royal Caribbean Cruises Ltd.	205,177
1,443	Starbucks Corp.	127,590

		1,542,821

	Household Durables – 0.2%
1,851	Garmin Ltd.	156,761
6,190	PulteGroup, Inc.	226,245

		383,006

	Household Products – 0.8%
2,242	Church & Dwight Co., Inc.	168,688
2,184	Kimberly-Clark Corp.	310,237
11,547	Procter & Gamble Co. (The)	1,436,216

		1,915,141

	Industrial Conglomerates – 0.3%
43,179	General Electric Co.	386,020
2,565	Honeywell International, Inc.	433,998

		820,018

	Insurance – 1.3%
4,030	Aon PLC	780,087
3,465	Assurant, Inc.	435,966
5,042	Chubb Ltd.	813,980
2,017	Globe Life, Inc.	193,148
2,487	Lincoln National Corp.	150,016
2,881	Willis Towers Watson PLC	555,947

		2,929,144

	Interactive Media & Services – 1.6%
979	Alphabet, Inc., Class A(a)	1,195,496
1,004	Alphabet, Inc., Class C(a)	1,223,876
7,731	Facebook, Inc., Class A(a)	1,376,737

		3,796,109

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – 1.5%
1,904	Amazon.com, Inc.(a)	$3,305,173
127	Booking Holdings, Inc.(a)	249,251

		3,554,424

	IT Services – 1.9%
3,160	Accenture PLC, Class A	607,826
2,064	Akamai Technologies, Inc.(a)	188,608
3,057	Automatic Data Processing, Inc.	493,461
1,173	Global Payments, Inc.	186,507
2,903	MasterCard, Inc., Class A	788,368
3,853	Paychex, Inc.	318,913
4,577	PayPal Holdings, Inc.(a)	474,131
7,471	Visa, Inc., Class A	1,285,087

		4,342,901

	Life Sciences Tools & Services – 0.8%
5,015	Agilent Technologies, Inc.	384,300
4,031	Thermo Fisher Scientific, Inc.	1,174,109
1,865	Waters Corp.(a)	416,324

		1,974,733

	Machinery – 0.7%
1,305	Caterpillar, Inc.	164,834
2,367	Deere & Co.	399,265
4,003	Fortive Corp.	274,446
2,761	Illinois Tool Works, Inc.	432,069
1,527	Snap-on, Inc.	239,037
231	Wabtec Corp.	16,600

		1,526,251

	Media – 0.4%
17,988	Comcast Corp., Class A	810,899
3,388	Fox Corp., Class A	106,841

		917,740

	Multi-Utilities – 0.6%
3,336	CMS Energy Corp.	213,337
7,422	Consolidated Edison, Inc.	701,157
2,882	Sempra Energy	425,412

		1,339,906

	Multiline Retail – 0.2%
1,921	Dollar General Corp.	305,324
2,460	Target Corp.	262,998

		568,322

	Oil, Gas & Consumable Fuels – 1.7%
15,664	Chevron Corp.	1,857,750
8,392	Exxon Mobil Corp.	592,559
7,341	Hess Corp.	443,984
5,106	ONEOK, Inc.	376,261

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
2,959	Phillips 66	$303,002
3,420	Valero Energy Corp.	291,521

		3,865,077

	Pharmaceuticals – 2.0%
5,582	Eli Lilly & Co.	624,235
12,858	Johnson & Johnson	1,663,568
20,965	Merck & Co., Inc.	1,764,834
3,251	Pfizer, Inc.	116,808
4,958	Zoetis, Inc.	617,717

		4,787,162

	Professional Services – 0.2%
849	Equifax, Inc.	119,429
1,529	Verisk Analytics, Inc.	241,796

		361,225

	REITs - Apartments – 0.2%
2,278	AvalonBay Communities, Inc.	490,522

	REITs - Diversified – 0.7%
4,568	American Tower Corp.	1,010,122
1,003	Crown Castle International Corp.	139,427
4,191	Duke Realty Corp.	142,368
842	SBA Communications Corp.	203,049
5,773	Weyerhaeuser Co.	159,912

		1,654,878

	REITs - Health Care – 0.1%
2,314	Welltower, Inc.	209,764

	REITs - Regional Malls – 0.0%
359	Simon Property Group, Inc.	55,878

	REITs - Shopping Centers – 0.0%
965	Regency Centers Corp.	67,058

	REITs - Storage – 0.2%
1,563	Public Storage	383,357

	Road & Rail – 0.2%
3,588	Union Pacific Corp.	581,184

	Semiconductors & Semiconductor Equipment – 1.5%
2,568	Analog Devices, Inc.	286,923
2,335	Broadcom, Inc.	644,623
19,741	Intel Corp.	1,017,254
1,827	Lam Research Corp.	422,238
2,583	NVIDIA Corp.	449,623
8,569	QUALCOMM, Inc.	653,643

		3,474,304

Shares	Description	Value (†)
Common Stocks – continued
	Software – 3.4%
6,202	Adobe, Inc.(a)	$1,713,302
1,652	ANSYS, Inc.(a)	365,687
32,382	Microsoft Corp.	4,502,069
9,722	salesforce.com, inc.(a)	1,443,134

		8,024,192

	Specialty Retail – 1.0%
234	AutoZone, Inc.(a)	253,801
4,422	Home Depot, Inc. (The)	1,025,992
4,409	Lowe’s Cos., Inc.	484,814
601	O’Reilly Automotive, Inc.(a)	239,504
6,020	TJX Cos., Inc. (The)	335,555

		2,339,666

	Technology Hardware, Storage & Peripherals – 1.3%
13,769	Apple, Inc.	3,083,843

	Textiles, Apparel & Luxury Goods – 0.3%
5,717	NIKE, Inc., Class B	536,941
2,073	VF Corp.	184,476

		721,417

	Trading Companies & Distributors – 0.1%
1,104	United Rentals, Inc.(a)	137,603

	Total Common Stocks (Identified Cost $64,043,353)	90,749,597

Exchange-Traded Funds – 10.0%
78,939	SPDR® S&P 500® ETF Trust (Identified Cost $22,880,889)	23,426,727

Principal Amount
Short-Term Investments – 49.0%
	Certificates of Deposit – 36.3%
$4,000,000	National Bank of Kuwait (NY), 2.180%, 10/03/2019	4,000,014
4,000,000	Bank of Montreal (IL), 3-month LIBOR + 0.110%, 2.399%, 10/04/2019(b)	4,000,022
2,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.320%, 2.402%, 10/04/2019(b)	2,000,050
2,000,000	State Street Bank & Trust, 1-month LIBOR + 0.100%, 2.142%, 10/07/2019(b)	1,999,988
3,000,000	National Bank of Canada (NY), 1-month LIBOR + 0.100%, 2.149%, 10/10/2019(b)	2,999,984
2,000,000	Svenska Handelsbanken (NY), 2.275%, 10/16/2019	2,000,133
8,700,000	Landesbank Hessen (NY), 2.270%, 10/23/2019	8,701,004
10,000,000	KBC Bank NV (NY), 2.050%, 10/30/2019	10,000,077

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$3,000,000	Credit Industriel et Commercial (NY), 2.160%, 11/04/2019	$3,000,100
2,000,000	Norinchukin Bank (NY), 2.540%, 11/15/2019(c)	2,001,044
1,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.080%, 2.121%, 11/18/2019(b)(c)	999,823
1,000,000	Sumitomo Mitsui Trust Bank (NY), 1-month LIBOR + 0.140%, 2.181%, 11/18/2019(b)	1,000,033
1,500,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.080%, 11/22/2019	1,499,802
6,500,000	DG Bank (NY), 2.070%, 12/10/2019	6,498,960
6,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.080%, 12/10/2019	5,999,335
2,000,000	Nordea Bank ABP (NY), 2.280%, 12/11/2019(c)	2,000,787
2,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.250%, 12/13/2019(c)	2,000,444
9,000,000	Mizuho Bank Ltd. (NY), 2.160%, 12/19/2019	9,000,509
5,000,000	Bank of Nova Scotia (TX), 2.000%, 3/10/2020(c)	4,999,058
2,000,000	National Australia Bank, 1-month LIBOR + 0.150%, 2.194%, 5/20/2020(b)(c)	1,998,523
1,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 2.219%, 6/12/2020(b)(c)	999,307
3,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.210%, 2.259%, 7/10/2020(b)(c)	2,998,161
4,000,000	Toronto-Dominion Bank (NY), 1-month LIBOR + 0.310%, 2.356%, 10/20/2020(b)(c)	3,998,737

		84,695,895

	Time Deposits – 7.3%
7,000,000	Skandinaviska Enskilda Banken (NY), 1.760%, 10/01/2019(d)	7,000,000
10,000,000	Canadian Imperial Bank of Commerce, 1.800%, 10/01/2019	10,000,000

		17,000,000

	Commercial Paper – 3.0%
1,000,000	Santander UK PLC, 2.123%, 11/25/2019(e)	996,831
4,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.204%, 10/16/2019(e)	3,996,304
2,000,000	Santander UK PLC, 2.071%, 12/04/2019(c)(e)	1,992,623

		6,985,758

	Treasuries – 1.5%
400,000	U.S. Treasury Bills, 1.929%, 11/07/2019(e)(f)	399,293
3,200,000	U.S. Treasury Bills, 1.946%, 10/03/2019(e)(f)	3,199,709

		3,599,002

Principal Amount	Description	Value (†)
	Other Notes – 0.9%
$2,000,000	Bank of America NA, 2.020%, 1/09/2020 (c)(d)	$2,000,384

	Total Short-Term Investments (Identified Cost $114,284,897)	114,281,039

	Total Investments – 97.9% (Identified Cost $201,209,139)	228,457,363
	Other assets less liabilities – 2.1%	4,897,932

	Net Assets – 100.0%	$233,355,295

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of September 30, 2019 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	12/20/2019	946	$142,082,105	$140,883,050	$(1,199,055)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$90,749,597	$—	$—	$90,749,597
Exchange-Traded Funds	23,426,727	—	—	23,426,727
Short-Term Investments	—	114,281,039	—	114,281,039

Total	$114,176,324	$114,281,039	$—	$228,457,363

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(1,199,055)	$—	$—	$(1,199,055)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2019, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions. The Fund uses long futures contracts on U.S. equity indices to increase exposure to the U.S. equity market to up to 130% of the Fund’s total assets and short futures on U.S. equity indices to decrease exposure to the U.S. equity market to as low as 0% of the Fund’s total assets (to limit the effects of extreme market drawdowns). During the period ended September 30, 2019, the Fund used long contracts on U.S. equity market indices to increase exposure to the U.S. equity market and short contracts on U.S. equity market indices to decrease exposure to the U.S. equity market.

The following is a summary of derivative instruments for the Fund, as of September 30, 2019:

Unrealized depreciation on futures contracts
Liabilities
Exchange-traded liability derivatives Equity contracts	$(1,199,055)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2019:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Exchange-traded counterparty credit risk Margin with brokers	$8,630,297	$8,630,297

Industry Summary at September 30, 2019 (Unaudited)

Software	3.4%
Pharmaceuticals	2.0
Other Investments, less than 2% each	33.5
Short-Term Investments	49.0
Exchange-Traded Funds	10.0

Total Investments	97.9
Other assets less liabilities (including futures contracts)	2.1

Net Assets	100.0%